Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Operating activities
Net loss for the year	$ (54,559,923)	$ (13,858,800)	$ (2,341,544)
Adjustments for items not affecting cash:
Finance expense	3,024,451	1,842,853	173,268
Change in fair value of derivative liabilities	(7,922,647)
Depreciation	1,938,058	425,276	161,583
(Gain) loss on termination of lease	(1,600)	7,533
Lease concessions	0	(16,800)
Loss on disposal of equipment	32,816
Impairment of equipment	101,077	0	11,405
Impairment of goodwill	3,479,535
Share-based compensation	21,605,880	2,780,488	200,933
Shares and units issued for services	227,471	458,533	477,500
Impairment of property and equipment			11,405
Changes in non-cash working capital items
Accounts receivable	(1,612,791)	(376,739)	(61,285)
Inventory	(6,871,350)	(1,120,057)	(53,423)
Prepaids and deposits	(4,995,707)	(1,804,382)	(64,439)
Accounts payable and accrued liabilities	3,698,504	1,882,671	47,608
Deferred revenue	(70,102)	94,663	7,576
Due from related parties	0	24,280	8,295
Net cash and cash equivalents used in operating activities	(41,926,328)	(9,660,481)	(1,432,523)
Investing activities
Cash paid for acquisitions, net of cash acquired	(1,315,694)
Purchase of property and equipment	(12,021,319)	(564,437)	(281,921)
Security deposits paid for property and equipment	(2,840,116)
Acquisition of right-of-use assets	(67,335)
Loans to related parties	(1,250,000)
Repayment received from loans to related parties	839,732
Net cash and cash equivalents used in investing activities	(16,654,732)	(564,437)	(281,921)
Financing activities
Proceeds from the issuance of common shares and units for cash, net of issuance costs	52,713,503	24,416,725	1,839,800
Proceeds from the exercise of warrants	2,401,483	10,863,951
Proceeds from the exercise of stock options	120,599	608,126
Proceeds from subscriptions received	0	19,500
Proceeds from loans payable	5,171,222	499,129	127,344
Repayment of loans payable	(902,863)	(490,309)	(162,203)
Deferred financing costs paid	(2,262,039)
Proceeds from loan payable to related parties	0	400,000	33,000
Repayment of loan payable to related parties	0	(400,000)	(123,996)
Payments of lease liabilities	(1,591,300)	(163,811)	(163,290)
Payments of lease deposits	0	(779,036)
Proceeds from convertible debentures			585,116
Interest paid	(159,276)	(73,288)	(29,598)
Net cash and cash equivalents provided by financing activities	55,491,329	34,900,987	2,106,173
Effects of exchange rate changes on cash and cash equivalents	(18,699)	2,404
(Decrease) increase in cash and cash equivalents	(3,108,430)	24,678,473	391,729
Cash and cash equivalents, beginning of year	25,084,083	405,610	13,881
Cash and cash equivalents, end of year	21,975,653	25,084,083	405,610
Cash and cash equivalents consist of:
Cash	21,875,653	24,019,083	405,610
Redeemable guaranteed investment certificate ("GIC")	0	1,000,000
Restricted redeemable GIC	100,000	65,000
Total cash and cash equivalents	$ 21,975,653	$ 25,084,083	$ 405,610